Other Comprehensive Income (loss)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Other Comprehensive Income (loss)
10.	Other Comprehensive Income (loss)

The components of AOCI, net of tax as of year-end were as follows:

(Dollar amounts in thousands)

Details about AOCI Components	2013	2012	2011	in the Statement where net income is presented
Available-for-sale securities
Realized gain on sale of securities	$(898)	$(746)	$(937)	Net realized gain on securities
Impairment losses on investment securities	310	31	447	Non-interest income

	(588)	(715)	(490)	Total before tax
				available for sale
	206	250	167	Provision for income tax expense

	(382)	(465)	(323)	Net of tax
Defined benefit pension plan items
Amortization of transition obligations	41	41	41	See Note 1 below
Amortization of prior service costs	-	33	87	See Note 1 below
Amortization of actuarial gains/(losses)	105	81	55	See Note 1 below

	146	155	183	Total before tax
	(51)	(54)	(64)	Provision for income tax expense

	95	101	119	Net of tax
Total reclassifications	$(287)	$(364)	$(204)	Net of tax

Note 1: These items are included in the compensation and employee benefits. See Note 8, Retirement Plans, for additional information.

(Dollar amounts in thousands)	Gains/(losses) on Cash Flow Hedges	Unrealized gains/(losses) on available-for-sale securities	Defined benefit pension plan items	Total
Balance at January 1, 2011	$(1,886)	$17,794	$(574)	$15,334
Other comprehensive income/(loss) before reclassification	(1,709)	7,631	(147)	5,775
Amounts reclassified from AOCI	-	(323)	119	(204)

Balance at December 31, 2011	(3,595)	25,102	(602)	20,905

Other comprehensive income/(loss) before reclassification	(138)	4,827	(127)	4,562
Amounts reclassified from AOCI	-	(465)	101	(364)

Balance at December 31, 2012	(3,733)	29,464	(628)	25,103

Other comprehensive income/(loss) before reclassification	1,218	(21,474)	55	(20,201)
Amounts reclassified from AOCI	-	(382)	95	(287)

Balance at December 31, 2013	$(2,515)	$7,608	$(478)	$4,615